Basis of preparation and changes in the Group’s accounting policy information and disclosure (Policies)	6 Months Ended
Jun. 30, 2025
Basis Of Preparation And Changes In Groups Accounting Policy Information And Disclosure
Basis of preparation

2.1	Basis of preparation

The unaudited interim condensed consolidated financial statements the for six-month ended June 30, 2025 of the Group have been drawn up in accordance with International Accounting Standard 34, “Interim Financial Reporting”. They do not include all of the information required in annual financial statements in accordance with IFRS Accounting Standards (“IFRS”) and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2024.

These consolidated financial statements are prepared in Hong Kong dollars (“HK$”), which is the Company’s functional currency.

Translations of the unaudited interim condensed consolidated statement of financial position, unaudited interim condensed consolidated statement of profit or loss, unaudited interim condensed consolidated statements of comprehensive income/(loss) and unaudited interim condensed consolidated statement of cash flows from HK$ into US Dollar (“US$”) as of and for the six-month ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of HK$7.8499 = US$1, as the prevailing rate as of June 30, 2025 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realised or settled into US$ at that rate on June 30, 2025, or at any other rate.

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024

2.	Basis of preparation and changes in the Group’s accounting policy information and disclosure (continued)

Application of amendments to IFRS Accounting Standards

2.2	Application of amendments to IFRS Accounting Standards

The unaudited interim condensed consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”). The IASB has issued a number of new and revised IFRS Accounting Standards. In preparing the unaudited interim condensed consolidated financial statements, the Group has consistently applied all new and revised IFRS Accounting Standards throughout the reporting period.

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS Accounting Standards requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions.

The application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these financial statements.

Significant judgements and estimates

2.3	Significant judgements and estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with IFRS requires the directors of the Company to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The directors of the Company have considered the development, selection and disclosure of the Group’s critical accounting judgements and estimates. These accounting judgements and estimates applied in the unaudited interim condensed financial statements for the six-month ended June 30, 2025 are the same as those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024.